Warrants (Details) - Schedule of Changes in Warrants Outstanding - Warrant [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Number of Warrants, Beginning balance	1,285,428	107,910
Weighted Average Exercise Price, Beginning balance	$ 147.75	$ 502.5
Aggregate Intrinsic Value, Beginning balance
Number of Warrants, Granted	7,660,859	1,597,469
Weighted Average Exercise Price, Granted	$ 9.88	$ 87
Aggregate Intrinsic Value, Granted
Number of Warrants, Exercisable	6,212,026	1,285,428
Weighted Average Exercise Price, Exercisable	$ 19.56	$ 147.75
Aggregate Intrinsic Value, Exercisable	$ 1,530
Number of Warrants, Exercised	(1,115,143)	(419,951)
Weighted Average Exercise Price, Exercised	$ 150	$ 9
Aggregate Intrinsic Value, Exercised
Number of Warrants, Expired	(28)
Weighted Average Exercise Price, Expired	$ 2,082,857.14
Aggregate Intrinsic Value, Expired
Number of Warrants, Cancelled	(1,619,090)
Weighted Average Exercise Price, Cancelled	$ 75.45
Aggregate Intrinsic Value, Cancelled
Number of Warrants, Ending balance	6,212,026	1,285,428
Weighted Average Exercise Price, Ending balance	$ 19.56	$ 147.75
Aggregate Intrinsic Value, Ending balance	$ 1,530